Shareholders’ Equity (Details)						12 Months Ended
	May 13, 2025 $ / shares shares	Oct. 22, 2024 HKD ($) shares	Oct. 22, 2024 USD ($) shares	Oct. 16, 2024 USD ($) $ / shares shares	Sep. 05, 2023	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($) shares	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Oct. 22, 2024 USD ($)
Shareholders’ Equity [Line Items]
Stock split ratio					For the sake of undertaking a public offering of our ordinary shares, we have performed a series of re-organizing transactions including a share split of 1-to-1.6 performed on September 5, 2023, As a result of the share split, we now have 800,000,000 authorized ordinary shares with a par value of US$0.0000625 per ordinary share and 18,000,000 ordinary shares issued and outstanding which have been retroactively restated to the beginning of the first period presented.
Ordinary shares, authorized								800,000,000
Ordinary shares, par value | $ / shares											$ 0.0000625
Ordinary shares, issued								20,300,000
Ordinary shares, outstanding								20,300,000
Permanent equity of ordinary shares						1				1
Ordinary shares		300,000	300,000
Gross proceeds from offering		$ 63,900,000	$ 8,200,000
Gross proceeds from ordinary shares			1,200,000					$ 63,945,093
Additional paid-in capital		53,100,000				$ 68,647,780		68,647,780		$ 8,819,881		$ 9,200,000
Percentage of after tax profits						10.00%	10.00%
Percentage of statutory reserve funds of its registered capital						50.00%	50.00%
Balancr for statutory reserve						$ 278,740		278,740		$ 35,885
Restricted paid-in-capital						$ 15,629,898	$ 2,008,133	$ 15,769,965
Extraordinary General Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0000625
Ordinary shares, issued	20,300,000
Re-designated and reclassified ordinary shares.	779,700,000
Common Class A [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized						791,000,000				791,000,000
Ordinary shares, par value | $ / shares										$ 0.0000625
Ordinary shares, issued						11,300,000				11,300,000
Ordinary shares, outstanding						11,300,000				11,300,000
Common Class A [Member] | Extraordinary General Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0000625
Re-designated and reclassified ordinary shares.	11,300,000
Number of vote per share	1
Common Class B [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized						9,000,000				9,000,000
Ordinary shares, par value | $ / shares										$ 0.0000625
Ordinary shares, issued						9,000,000				9,000,000
Ordinary shares, outstanding						9,000,000				9,000,000
Common Class B [Member] | Extraordinary General Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0000625
Ordinary shares, issued	9,000,000
Number of vote per share	20
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares				$ 0.0000625
Ordinary shares				2,000,000
Offering price per share | $ / shares				$ 4
Gross proceeds from offering		71,700,000	9,200,000	$ 8,000,000
Underwriting discounts, commissions and total offering expenses		7,800,000	1,000,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Underwriting discounts, commissions and total offering expenses		18,600,000	2,400,000
Offering expenses		$ 10,800,000	$ 1,400,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized						800,000,000				800,000,000
Ordinary shares, par value | $ / shares										$ 0.0000625
Ordinary shares, issued						18,000,000				18,000,000
Ordinary shares, outstanding						18,000,000				18,000,000